Operating costs and other operating income	12 Months Ended
Dec. 31, 2021
Income and expenses
Operating costs and other operating income

7.      Operating costs and other operating income

RESEARCH AND DEVELOPMENT EXPENDITURE

The following table summarizes research and development expenditure for the years ended December 31, 2021, 2020 and 2019.

	Year ended December 31,
	2021	2020	2019

	(Euro, in thousands)
Personnel costs	€(165,239)	€(161,509)	€(118,875)
Subcontracting	(251,085)	(301,841)	(255,725)
Disposables and lab fees and premises costs	(24,025)	(22,349)	(19,573)
Depreciation	(17,518)	(11,707)	(9,330)
Professional fees	(15,862)	(12,692)	(1,834)
Other operating expenses	(17,978)	(13,570)	(14,754)
Total R&D expenses	€(491,707)	€(523,667)	€(420,090)

The table below summarizes our research and development expenditure for the years ended December 31, 2021, 2020 and 2019, broken down by program.

	Year ended December 31,
	2021	2020	2019

	(Euro, in thousands)
Filgotinib program	€(171,204)	€(126,879)	€(100,032)
Ziritaxestat program	(26,725)	(55,902)	(75,951)
OA program on GLPG1972	(2,285)	(22,966)	(19,958)
Toledo program	(91,957)	(87,107)	(47,204)
TYK2 program on GLPG3667	(27,141)	(20,199)	(10,728)
AtD program on MOR106	(112)	(7,618)	(24,051)
Other programs	(172,284)	(202,996)	(142,166)
Total R&D expenses	€(491,707)	€(523,667)	€(420,090)

SALES AND MARKETING EXPENSES

The following table summarizes the sales and marketing expenses for the years ended December 31, 2021, 2020 and 2019.

	Year ended December 31,
	2021	2020	2019

	(Euro, in thousands)
Personnel costs	€(59,102)	€(31,727)	€(7,558)
Depreciation	(504)	(140)	(61)
External outsourcing costs	(62,321)	(31,885)	(7,558)
Sales and marketing expenses recharged to/from (-) Gilead	59,699	4,711	(8,164)
Professional fees	(532)	(3,420)	(459)
Other operating expenses	(7,196)	(4,007)	(777)
Total sales and marketing expenses	€(69,956)	€(66,468)	€(24,577)

GENERAL AND ADMINISTRATIVE EXPENSES

The following table summarizes the general and administrative expenses for the years ended December 31, 2021, 2020 and 2019.

	Year ended December 31,
	2021	2020	2019

	(Euro, in thousands)
Personnel costs	€(71,190)	€(70,110)	€(51,204)
Depreciation and impairment	(16,621)	(5,147)	(1,421)
Legal and professional fees	(26,072)	(25,592)	(11,568)
Other operating expenses	(27,016)	(17,908)	(8,190)
Total general and administrative expenses	€(140,899)	€(118,757)	€(72,382)

OTHER OPERATING INCOME

The following table summarizes other operating income for the years ended December 31, 2021, 2020 and 2019.

	Year ended December 31,
	2021	2020	2019

	(Euro, in thousands)
Grant income	€7,334	€5,452	€6,549
R&D incentives	44,888	45,951	43,923
Other income	1,526	804	425
Total other operating income	€53,749	€52,207	€50,896